RELATED PARTIES	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 8. RELATED PARTIES

In November 2011 we issued a short term promissory note to a fund for $6,000 which is managed by Sean Lyons. In March of 2012 we issued an additional $1,000 short term promissory note to the same fund. In April of 2012 the previous notes along with a new note for $18,000 were combined into one note totaling $25,000 with a one year term. The notes accrued interest at twelve percent per annum for one year with a default clause of an additional $3,000 added to principal. The note is secured by inventory and domains owned by the Company.

The Company issued an 8% promissory note to two related parties which were stockholders of company in the principal amount of $10,000 each, which are convertible into common stock at a discount to the market price of the common stock.

We utilize space leased by a non-affiliated entity of our former President on a rent free basis. If our business expands, we will likely need to lease office and/or warehouse space.